Summary of Net Debt Securities Gains (Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Total	$ 60	$ 14
Debt securities [member] | Financial assets at amortized cost [member]
Disclosure of financial assets [line items]
Total	62	(61)
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Total	$ (2)	$ 75